Non-Current Assets - Plant and Equipment	12 Months Ended
Jun. 30, 2022
Statement [LineItems]
Non-Current Assets - Plant and Equipment
NOTE 11.
NON-CURRENT
ASSETS – PLANT AND EQUIPMENT

	Plant and Equipment A$	Computers A$	Furniture and fittings A$	Total A$
At June 30, 2020

Cost or fair value	557,872	85,738	22,258	665,868
Accumulated depreciation	(533,403)	(68,621)	(14,488)	(616,512)

Net book amount	24,469	17,117	7,770	49,356

Fiscal Year ended June 30, 2021
Opening net book amount	24,469	17,117	7,770	49,356
Exchange differences	(737)	(207)	(447)	(1,391)
Additions	552	15,049	—	15,601
Disposals	—	—	—	—
Depreciation charge	(8,363)	(9,799)	(4,513)	(22,675)

Closing net book amount	15,921	22,160	2,810	40,891

Cost or fair value	549,961	98,985	21,552	670,498
Accumulated depreciation	(534,040)	(76,825)	(18,742)	(629,607)

Net book amount	15,921	22,160	2,810	40,891

Fiscal Year ended June 30, 2022
Opening net book amount	15,921	22,160	2,810	40,891
Exchange differences	(504)	(458)	(54)	(1,016)
Additions	2,343	14,671	5,900	22,914
Disposals	—	—	—	—
Depreciation charge	(7,703)	(14,112)	(3,041)	(24,856)

Closing net book amount	10,057	22,261	5,615	37,933

At June 30, 2022
Cost or fair value	535,749	108,827	26,350	670,926
Accumulated depreciation	(525,692)	(86,566)	(20,735)	(632,993)

Net book amount	10,057	22,261	5,615	37,933